General and administrative expenses (Tables)	3 Months Ended
Nov. 30, 2024
Notes and other explanatory information [abstract]
Schedule of general and administrative expense

	Three months ended November 30,
	2024	2023
Directors’ fees (Note 16)	$64	$60
Insurance	61	85
Office and general	60	67
Shareholder information	151	158
Professional fees	169	189
Salaries and benefits (Note 16)	477	558
Consulting	215	177
Share-based compensation expense (Notes 13 and 16)	156	810
Travel and accommodation	52	78
Depreciation	15	13
Other	5	16
Total general and administrative expenses	$1,425	$2,211